Debt - Additional Information (Details) - 4.6% senior notes due to related parties in 2024 [Member] $ in Millions, ₩ in Billions	6 Months Ended
	Jun. 30, 2023 KRW (₩)	Jun. 30, 2023 USD ($)
Debt Instrument [Line Items]
Related party transaction rate of interest	4.60%
Long term debt instrument maturity date	May 27, 2024	May 27, 2024
Stic [Member]
Debt Instrument [Line Items]
Debt instrument face amount	₩ 100	$ 76